CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	171,450,000	161,500,000
Ordinary shares, shares outstanding	171,450,000	161,500,000